DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
12. DERIVATIVE INSTRUMENTS
The Company is exposed to certain market risks, including the effect of changes in interest rates on future payments to be made on its variable rate debt. The Company utilizes a derivative instrument to mitigate its financial exposure to interest rate volatility. The derivative instrument, which is placed with a financial institution that the Company believes to be of acceptable credit risk, takes the form of an interest rate swap. The Company does not use derivatives for speculative trading purposes.
Cash flow hedge
In January 2018, the Company entered into an interest rate swap contract, which is designated as a cash flow hedge of the forecasted interest payments associated with a portion of the Company's variable rate debt. The interest rate swap hedges one-month LIBOR, which effectively converts a portion of the variable rate debt to a fixed interest rate. The interest rate swap was effective as of December 31, 2018, matures January 23, 2023 and carries a fixed rate of 2.63%. As of December 31, 2020, the interest rate swap has a notional amount of $200.0 million, which decreases over time by $50 million increments as follows:

Period	Notional Amount (in millions)
December 31, 2020 - December 30, 2021	$200
December 31, 2021- December 29, 2022	$150
December 30, 2022 - January 23, 2023	$100
The following table summarizes the fair value of the Company’s derivative instrument, as well as the location of this instrument on the Consolidated Balance Sheets as of the dates presented (in millions):

		December 31,
Derivatives designated as hedging instruments	Balance Sheet Location	2020	2019
Derivative liabilities:
Interest rate swap	Other current liabilities	$5.1	$2.6
Interest rate swap	Other noncurrent liabilities	3.9	4.0
Total derivative liabilities		$9.0	$6.6
The fair value of the swap recorded in Accumulated Other Comprehensive Loss ("AOCL") may be recognized in the Consolidated Statement of Operations if certain terms of the agreement change, are modified or if the loan is extinguished. As of December 31, 2020, there was no hedge ineffectiveness associated with the Company’s interest rate swap and no portion of the cash flow hedge is excluded from the assessment of effectiveness. The Company reclassified $5.1 million from AOCL to interest expense within the Consolidated Statement of Operations during the year ended December 31, 2020. Based on the forward interest rate curve in place as of December 31, 2020, the Company expects to reclassify an additional $5.1 million of unrealized losses related to its cash flow hedge from AOCL into earnings over the next twelve months.